Segments	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
SEGMENTS
NOTE 27 –	SEGMENTS

a.	Business segments – chief reporting:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows.

1.	Product and Technology Segment – the Company develops and markets integrated cybersecurity hardware/software solutions that allow organizations to protect their RAM or confidential computing data to create a reliable work environment. The Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services. The Company recently expanded its data security services into Trust Rails, the framework that allows institutions to enforce control, auditability, and compliance across interactions between systems.

2.	Professional Services Segment – the Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services.

These segments share unified product development, operations, and administrative resources.

Revenues and part of the expenses are allocated directly to business segments whereas joint expenses are not allocated to segments. The assets and liabilities that are not allocated consist of joint operational assets and liabilities that are shared by the various operating segments. The Company deems it is impractical to separate them. Segment asset and liability performances and segment income (loss) are estimated based on the operating income (loss) presented in the financial statements.

Below is data relating to business segments:

	Year ended December 31, 2025
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	30,223	1,439	-	31,662

Total revenues	30,223	1,439	-	31,662

Segment results (operating loss)	(58,625)	(11,660)	-	(70,285)

Finance expenses, net				(47,021)

Loss before taxes on income				(117,306)
	Year ended December 31, 2024
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	28,523	1,039	-	29,562

Total revenues	28,523	1,039	-	29,562

Segment results (operating loss)	(17,086)	(9,137)	-	(26,223)

Finance expenses, net				(10,366)

Loss before taxes on income				(36,589)

	Year ended December 31, 2023
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	41,589	1,068	-	42,657

Total revenues	41,589	1,068	-	42,657

Segment results (operating loss)	(30,690)	(33,153)	(13,882)	(77,725)

Finance expenses, net				(6,710)

Loss before taxes on income				(84,435)

b.	Geographical segments:

Below is revenue by country, based on customer location, geographical segments were not analyzed due to immateriality (most of the Company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):

Year ended December 31, 2025

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	28,141	234	2,855	432	31,662

Main customers:

Year ended December 31, 2025
USD in thousands
Turnover with main customers (1):
Customer A	2,982
Customer B	2,189

5,171

(1)	Customers in the Professional Services segment.
% of total sales

Customer A	9.42%
Customer B	6.91%
16.33%

Year ended December 31, 2024

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	27,808	699	1,055	-	29,562

Main customers:

Year ended December 31, 2024
USD in thousands
Turnover with main customers (1):
Customer A	2,373
Customer B	2,104

4,477

(1)	Customers in the Professional Services segment.

% of total sales

Customer A	8.02%
Customer B	7.11%
15.13%

Year ended December 31, 2023

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	40,364	334	1,669	290	42,657

Main customers:

Year ended December 31, 2024
USD in thousands
Turnover with main customers (1):
Customer A	7,602
Customer B	4,726

12,328

(1)	Customers in the Professional Services segment.

% of total sales

Customer A	17.82%
Customer B	11.08%
28.9%